2023 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2023
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2023 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners, L.P.
Certain Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 67,917 2,018
Domestic Equities - 8.7%
Multifactor U.S. Equity Fund Class Y 308,512 4,526
U.S. Small Cap Equity Fund Class Y 155,786 4,041
8,567
Fixed Income - 65.7%
Multifactor Bond Fund Class Y 615,191 4,927
Short Duration Bond Fund Class Y 528,413 9,765
Strategic Bond Fund Class Y 5,426,832 50,307
64,999
International Equities - 8.6%
Emerging Markets Fund Class Y 157,737 2,468
Global Equity Fund Class Y 244,955 2,009
Multifactor International Equity Fund Class Y 417,607 3,984
8,461
Multi-Asset - 15.1%
Multi-Strategy Income Fund Class Y 1,609,277 14,918
Total Investments in Affiliated Funds
(cost $103,451) 98,963
Total Investments - 100.1%
(identified cost $103,451) 98,963
Other Assets and Liabilities, Net - (0.1)%
(57)
Net Assets - 100.0%
98,906

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.1%
Global Real Estate Securities Fund Class Y 165,871 4,928
Domestic Equities - 13.8%
Multifactor U.S. Equity Fund Class Y 1,062,257 15,583
U.S. Small Cap Equity Fund Class Y 254,165 6,593
22,176
Fixed Income - 48.4%
Multifactor Bond Fund Class Y 2,775,534 22,232
Strategic Bond Fund Class Y 5,666,247 52,526
Unconstrained Total Return Fund Class Y 371,216 3,159
77,917
International Equities - 24.8%
Emerging Markets Fund Class Y 206,119 3,226
Global Equity Fund Class Y 3,693,252 30,285
Multifactor International Equity Fund Class Y 681,578 6,502
40,013
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 1,746,147 16,187
Total Investments in Affiliated Funds
(cost $167,742) 161,221
Total Investments - 100.1%
(identified cost $167,742) 161,221
Other Assets and Liabilities, Net - (0.1)%
(97)
Net Assets - 100.0%
161,124

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.1%
Global Real Estate Securities Fund Class Y 1,034,312 30,730
Domestic Equities - 18.7%
Multifactor U.S. Equity Fund Class Y 7,554,646 110,826
U.S. Small Cap Equity Fund Class Y 1,185,608 30,755
141,581
Fixed Income - 29.4%
Strategic Bond Fund Class Y 22,405,092 207,695
Unconstrained Total Return Fund Class Y 1,715,570 14,600
222,295
International Equities - 39.9%
Emerging Markets Fund Class Y 1,199,351 18,770
Global Equity Fund Class Y 29,843,721 244,718
Multifactor International Equity Fund Class Y 3,974,938 37,921
301,409
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,529,360 60,527
Total Investments in Affiliated Funds
(cost $767,799) 756,542
Total Investments - 100.1%
(identified cost $767,799) 756,542
Other Assets and Liabilities, Net - (0.1)%
(504)
Net Assets - 100.0%
756,038

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 1,162,833 34,548
Domestic Equities - 24.7%
Multifactor U.S. Equity Fund Class Y 9,635,001 141,345
U.S. Small Cap Equity Fund Class Y 1,065,907 27,650
168,995
Fixed Income - 10.7%
Strategic Bond Fund Class Y 6,461,841 59,901
Unconstrained Total Return Fund Class Y 1,543,670 13,137
73,038
International Equities - 49.7%
Emerging Markets Fund Class Y 860,797 13,471
Global Equity Fund Class Y 34,415,000 282,203
Multifactor International Equity Fund Class Y 4,650,845 44,369
340,043
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 7,109,585 68,252
Total Investments in Affiliated Funds
(cost $678,598) 684,876
Total Investments - 100.1%
(identified cost $678,598) 684,876
Other Assets and Liabilities, Net - (0.1)%
(372)
Net Assets - 100.0%
684,504

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 514,111 15,274
Domestic Equities - 27.6%
Multifactor U.S. Equity Fund Class Y 4,681,798 68,682
U.S. Small Cap Equity Fund Class Y 592,177 15,361
84,043
International Equities - 57.6%
Emerging Markets Fund Class Y 478,623 7,490
Global Equity Fund Class Y 17,887,046 146,674
Multifactor International Equity Fund Class Y 2,224,093 21,218
175,382
Multi-Asset - 9.9%
Multi-Asset Growth Strategy Fund Class Y 3,144,064 30,183
Total Investments in Affiliated Funds
(cost $315,047) 304,882
Total Investments - 100.1%
(identified cost $315,047) 304,882
Other Assets and Liabilities, Net - (0.1)%
(197)
Net Assets - 100.0%
304,685

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2023 (Unaudited)
8 Notes to Quarterly Report
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2022. As of January 31, 2023, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-
Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market and fair value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do
Asset Allocation*
Conservative
Strategy
Fund
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity
Growth
Strategy
Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 9
not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”)
as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of January 31, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
10 Notes to Quarterly Report
London Interbank Offer Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicated that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii)
whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund and any Fund invested in such
Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled, or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance,

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 11
including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. Russell
Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’
administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’
transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments
Group, Ltd.
4. Federal Income Taxes
As of January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Cost of Investments
$ 106,061,363 $ 170,284,672 $ 776,503,035
Unrealized Appreciation
$ 3,059,818 $ 8,842,491 $ 49,317,331
Unrealized Depreciation
(10,157,719) (17,906,121) (69,278,507)
Net Unrealized Appreciation (Depreciation)
$ (7,097,901) $ (9,063,630) $ (19,961,176)
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 686,008,983 $ 318,987,332
Unrealized Appreciation
$ 1,306,164,774 $ 14,857,749
Unrealized Depreciation
(1,307,297,458) (28,962,697)
Net Unrealized Appreciation (Depreciation)
$ (1,132,684) $ (14,104,948)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com